Business Combinations (Amounts For Assets Acquired And Liabilities Assumed) (Detail) (Dimension Data, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Dec. 31, 2010	Oct. 25, 2010
Dimension Data
Business Acquisition [Line Items]
Cash and cash equivalents acquired	¥ 48,623
Notes and accounts receivable, trade, acquired	82,566
Current assets (other), acquired	47,905
Property, plant and equipment acquired	30,090
Other intangibles acquired	108,705
Other assets acquired	18,047
Total assets acquired	335,936
Accounts payable, trade, assumed	48,321
Current liabilities (other), assumed	107,733
Long-term liabilities assumed	49,868
Total liabilities assumed	205,922
Total net assets acquired	130,014
Noncontrolling interest in Dimension Data	(20,931)
Goodwill	151,488
Acquisition cost	¥ 260,571	¥ 9,421	¥ 260,571